K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

November 21, 2014

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Eagle Series Trust
Registration Statement on Form N-14

Dear Sir or Madam:
On behalf of Eagle Series Trust (the "Trust"), transmitted herewith for filing is a registration statement for the Trust on Form N-14 (the "Registration Statement").  The Registration Statement includes a Combined Prospectus and Information Statement to be delivered to the shareholders of Eagle Small Cap Stock Fund (the "Target Fund"), a series of the Trust.  At their meeting on November 14, 2014, the Trustees of the Trust approved the reorganization of the Target Fund into Eagle Smaller Company Fund (the "Acquiring Fund"), also a series of the Trust.  A shareholder vote is not required to reorganize the Target Fund into the Acquiring Fund.  In connection with the reorganization, the assets and liabilities of the Target Fund will be acquired and assumed by the Acquiring Fund in exchange for shares of the Acquiring Fund.  Thereafter, the Target Fund will be liquidated and terminated, and shares of the Acquiring Fund will be distributed to the Target Fund's shareholders.
Pursuant to Rule 488 under the Securities Act of 1933, as amended, this Registration Statement will become effective on the 30th day after the date of this filing.
If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.
Very truly yours,

/s/ Kathy Kresch Ingber

Kathy Kresch Ingber